Statements of Operations - USD ($)	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015
Income Statement [Abstract]
Net Revenues
Operating Expenses:
General and administration expenses	$ 6,869
Total operating expenses	$ 6,869
Loss from operations
Provision for income taxes
Net loss	$ (6,869)
Net loss per share
Basic and Diluted:	$ (0.00)	$ 0.00
Weighted average number of shares used in computing basic and diluted net loss per share:
Basic	40,000,000	40,000,000
Diluted	40,000,000	40,000,000